Loans Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Loan Receivable [Abstract]
Schedule of Breakdown of Loans Receivable by Customer

The breakdown of loans receivable by customer as of September 30, 2023 and December 31, 2022 were as follows:

(In thousands)	September 30, 2023	December 31, 2022
Customer 139	$14,691	$14,691
Customer 136	—	12,457
Customer 125	9,012	9,048
Customer 24096	6,810	5,890
Other – Non-TTK Solution(1)	—	3,178
Allowance for credit losses(2)(3)	(19,215)	(33,050)
Total loan receivable	$11,298	$12,214

(1)      The current portion of loan receivable is included within Note 3 — Supplemental Consolidated Balance Sheet Information, included elsewhere in the notes to the consolidated financial statements.

(2)      The balance was written off at December 31, 2022 due to the cancellation of this TTK Solution project.

(3)      The Company established an allowance for credit losses of approximately $14.7 million related to Bud & Mary’s ongoing litigation. Approximately $4.5 million relates to Hannah.

The breakdown of loans receivable by customer as of December 31, 2022 and 2021 were as follows:

(In thousands)	December 31, 2022	December 31, 2021
Bud & Mary’s – TTK Solution	$14,691	$5,542
Greenstone – TTK Solution – Greenstone is a related party because one of the Company’s former Agrify Brands employees and its VP of Engineering had a minority ownership	12,457	11,177
Company Customer Number 136 – TTK Solution	9,048	2,439
Company Customer Number 125 – TTK Solution	5,890	1,105
Company Customer Number 71 – Non-TTK Solution(1)	3,178	1,946
Company Customer Number 140 – TTK Solution(2)	—	46
TTK Solution – Allowance for doubtful accounts(3)	(33,050)	—
Total loan receivable	$12,214	$22,255

(1)      The current portion of loan receivable is included within Note 3 — Supplemental Consolidated Balance Sheet Information, included elsewhere in the notes to the consolidated financial statements.

(2)      The balance was written off at December 31, 2022 due to the cancellation of this TTK Solution project.

(3)      The Company established an allowance for doubtful accounts of approximately $14.7 million related to Bud & Mary’s ongoing litigation. Approximately $12.5 million relates to Greenstone, which is a related party because one of the Company’s former Agrify Brands employees and its VP of Engineering had a minority ownership, consisting of capital advances, accrued interest, and VFUs sales. Approximately $4.5 million relates to Hannah, and $1.4 million relates to WhiteCloud.